UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA SMALL CAP STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2004


[LOGO OF USAA]
   USAA(R)

                   USAA SMALL CAP
                         STOCK Fund

                               [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                    5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        23

    Financial Statements                                                     24

    Notes to Financial Statements                                            27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "
                                          THE UNCERTAINTY ABOUT THE TIMING OF
                                        AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                              HELPING YOU MANAGE YOUR MONEY.

                                                            "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.

                                         1/31/04                     7/31/03
Net Assets                           $171.4 Million               $125.5 Million
Net Asset Value Per Share                $12.01                       $10.38

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04

7/31/03 TO 1/31/04*              1 YEAR                SINCE INCEPTION ON 8/2/99
      15.70%                     34.34%                         4.15%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER                                     LIPPER                                   USAA
              SMALL-CAP CORE        S&P SMALLCAP        SMALL-CAP CORE        RUSSELL 2000     SMALL CAP STOCK
              FUNDS AVERAGE          600 INDEX           FUNDS INDEX             INDEX               FUND
              --------------        ------------        --------------        ------------     ---------------
  8/2/99        $10,000.00           $10,000.00           $10,000.00           $10,000.00         $10,000.00
 8/31/99          9,663.23             9,560.00             9,633.31             9,629.91           9,900.00
 9/30/99          9,599.50             9,600.47             9,625.84             9,632.01           9,890.00
10/31/99          9,576.32             9,576.34             9,709.63             9,671.03          10,080.00
11/30/99         10,138.25             9,976.71            10,335.55            10,248.48          11,560.00
12/31/99         11,043.06            10,796.83            11,450.45            11,408.60          13,220.00
 1/31/00         10,813.65            10,462.26            11,230.39            11,225.40          13,460.00
 2/29/00         12,091.14            11,863.32            12,813.84            13,079.11          16,650.00
 3/31/00         12,136.00            11,424.68            12,631.62            12,216.80          14,010.00
 4/30/00         11,594.25            11,228.84            11,929.22            11,481.65          12,430.00
 5/31/00         11,165.33            10,895.99            11,422.09            10,812.48          11,870.00
 6/30/00         11,966.70            11,540.32            12,429.60            11,755.01          13,760.00
 7/31/00         11,721.18            11,257.02            12,043.21            11,376.82          13,170.00
 8/31/00         12,707.40            12,254.87            13,116.13            12,244.88          14,580.00
 9/30/00         12,433.62            11,921.21            12,779.06            11,885.00          14,030.00
10/31/00         12,084.22            11,995.81            12,394.65            11,354.45          12,750.00
11/30/00         11,055.85            10,746.87            11,160.35            10,188.90          10,540.00
12/31/00         12,105.56            12,070.73            12,244.33            11,063.95          11,380.00
 1/31/01         12,612.07            12,588.15            12,680.17            11,639.98          11,640.00
 2/28/01         12,001.53            11,819.96            11,874.71            10,876.23          10,400.00
 3/31/01         11,460.12            11,277.92            11,313.31            10,344.21           9,300.00
 4/30/01         12,323.76            12,137.56            12,214.65            11,153.43          10,240.00
 5/31/01         12,770.89            12,369.75            12,659.79            11,427.58          10,380.00
 6/30/01         13,094.10            12,823.10            13,051.24            11,822.17          10,500.00
 7/31/01         12,807.48            12,608.72            12,748.89            11,182.24          10,340.00
 8/31/01         12,490.48            12,321.25            12,392.12            10,821.07           9,970.00
 9/30/01         10,957.69            10,655.61            10,768.42             9,364.42           8,810.00
10/31/01         11,492.36            11,223.83            11,408.15             9,912.43           9,190.00
11/30/01         12,247.21            12,044.86            12,255.94            10,679.82           9,740.00
12/31/01         13,029.65            12,859.94            13,116.77            11,339.01          10,340.00
 1/31/02         12,969.09            12,972.09            12,961.37            11,221.07          10,410.00
 2/28/02         12,779.82            12,749.02            12,615.30            10,913.54          10,230.00
 3/31/02         13,750.17            13,756.06            13,584.61            11,790.68          11,000.00
 4/30/02         13,911.72            14,144.79            13,651.36            11,898.14          11,250.00
 5/31/02         13,451.00            13,559.32            13,142.54            11,370.08          10,800.00
 6/30/02         12,783.13            12,857.96            12,406.40            10,805.92          10,240.00
 7/31/02         11,075.25            11,042.02            10,720.11             9,173.90           9,610.00
 8/31/02         11,107.67            11,146.75            10,776.93             9,150.53           9,610.00
 9/30/02         10,337.70            10,464.60            10,014.07             8,493.40           9,000.00
10/31/02         10,585.99            10,799.59            10,369.96             8,765.71           9,010.00
11/30/02         11,264.17            11,362.14            11,135.22             9,548.00           9,330.00
12/31/02         10,820.28            10,978.64            10,594.24             9,016.37           9,210.00
 1/31/03         10,517.85            10,601.28            10,284.44             8,766.83           8,940.00
 2/28/03         10,191.00            10,262.06             9,963.31             8,501.93           8,710.00
 3/31/03         10,281.49            10,342.68            10,047.44             8,611.41           8,940.00
 4/30/03         11,145.14            11,182.06            10,884.07             9,427.92           9,490.00
 5/31/03         12,161.33            12,083.73            11,840.23            10,439.66           9,890.00
 6/30/03         12,454.67            12,397.71            12,112.81            10,628.58          10,140.00
 7/31/03         13,090.75            13,042.34            12,733.98            11,293.61          10,380.00
 8/31/03         13,681.26            13,677.05            13,285.85            11,811.41          10,740.00
 9/30/03         13,456.98            13,275.33            12,997.31            11,593.39          10,580.00
10/31/03         14,531.53            14,426.05            14,018.66            12,566.97          11,300.00
11/30/03         15,060.51            14,971.93            14,523.67            13,012.94          11,650.00
12/31/03         15,489.47            15,237.13            14,927.55            13,276.95          11,730.00
 1/31/04         15,997.61            15,675.25            15,400.48            13,853.78          12,010.00

                                         [END CHART]

                      FUND DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/04.

                 THE PERFORMANCE OF THE LIPPER SMALL-CAP CORE FUNDS AVERAGE AND INDEX, THE RUSSELL 2000 INDEX AND THE S&P SMALL CAP 600 INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

                 o The Lipper Small-Cap Core Funds Average, the average
                   performance level of all small-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The S&P SmallCap 600 Index, an unmanaged market-value-
                   weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

                 o The Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

                 o The Russell 2000(R) Index measures the performance of the
                   2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the six-month period ended January 31, 2004, the USAA Small Cap Stock Fund had a total return of 15.70%. This compares to a return of 22.67% for the Russell 2000 Index, 20.94% for the Lipper Small-Cap Core Funds Index, and 20.19% for the S&P SmallCap 600 Index.

                 A major change in the Fund's management took place four months into the reporting period, when Wellington Management Company, LLP (Wellington Management) and Batterymarch Financial Management, Inc. (Batterymarch) assumed portfolio management responsibilities as the Fund's co-subadvisers.

WHY DID THIS MANAGEMENT CHANGE TAKE PLACE?

                 When USAA decided to outsource the management of its equity funds in June 2002, it was with the understanding that it would regularly evaluate Fund performance and, if necessary, propose changes to the Fund's Board of Directors. Over the past year, USAA Investment Management Company's (IMCO) Investment Strategy Committee and the Fund's Board of Directors have been concerned about the performance of the Fund relative to its peers and decided to make this change.

WHY DID USAA CHOOSE WELLINGTON MANAGEMENT AND BATTERYMARCH?

                 In addition to their historically strong performance across market cycles and expertise in the small-cap category, both firms have proven to be excellent subadvisers for other USAA equity funds. The Board chose to divide the Fund's assets between two subadvisers for additional diversification.

WHAT IS WELLINGTON MANAGEMENT'S INVESTMENT APPROACH WITH ITS PORTION OF
THE FUND?

                 Wellington Management will seek to invest in high-quality companies with a proven record of above-average profitability that sell at more attractive valuations than the overall small-cap market. In the firm's view, a company with a history of above-average profitability is likely to have a strong and sustainable competitive position. These companies typically generate strong

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 free cash flows that can be used to build the value of their businesses or to benefit shareholders through such actions as share repurchases and dividends.

HOW WAS THE WELLINGTON MANAGEMENT PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

                 In Wellington Management's view, the combined impact of low interest rates and reduced taxes became more apparent by the end of 2003. Importantly, after a lengthy period of bumping along a bottom, industrial and technology companies began to see increased orders and some top-line growth. Many of these companies have reduced expenses, so the modest revenue growth has resulted in sharp earnings advances off the previous depressed levels. While expecting profits to continue to show strong gains in the near future, Wellington Management notes that the sharp rise in equity prices already reflects a very optimistic view. In this environment, Wellington Management's portion of the Fund is overweight relative to the Russell 2000 Value Index in the consumer staples, industrials, and health care sectors, and underweight in the financials and materials sectors.

WHAT IS BATTERYMARCH'S INVESTMENT APPROACH WITH REGARD TO ITS PORTION OF
THE FUND?

                 Batterymarch's investment strategy consists of three major attributes: rigorous bottom-up stock selection, effective risk control, and cost-efficient trading. The firm believes in the power of quantitative investing in concert with developing a clear understanding of individual companies in which it invests. Its proprietary strategies, therefore, combine the power and discipline of advanced quantitative techniques with the wisdom of experienced fundamental investors.

WHAT IS BATTERYMARCH'S OUTLOOK FOR THE SMALL-CAP MARKET?

                 Despite some negative indicators such as high valuations and declining money supply, Batterymarch remains optimistic about

                 THE RUSSELL 2000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 the equity markets given that employment is rising, earnings are higher, fund flows are strong, and no significant changes are expected in monetary policy. While stocks have performed well over the past year, prices remain well below the peaks set in 2000. Small-cap stocks are still attractively valued relative to larger issues, but the valuation gap has narrowed given the extended period of small-cap market leadership. The Batterymarch portion of the Fund ended the period with a significant overweight relative to the Russell 2000 Index in the retail sector and, to a lesser degree, in telecommunications, consumer cyclicals, and consumer staples. It was significantly underweight in software and services and, to a lesser degree, in health care, banks, and real estate.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf.

                                            *   *   *   *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                     RATING(TM) OF 4 STARS IN THE SMALL GROWTH FUNDS CATEGORY
                   (511 FUNDS IN CATEGORY) AS OF JANUARY 31, 2004. THE OVERALL
                     MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                      AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS
                            THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE)
                                    MORNINGSTAR RATING METRICS.

                 With respect to the small growth funds, the USAA Small Cap Stock Fund received a Morningstar Rating of 4 stars for the three-year period among 511 funds through January 31, 2004. Ratings are based on risk-adjusted returns.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

                                                                              11
 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)

O'Reilly Automotive, Inc.               2.0%

Reinsurance Group of America, Inc.      2.0%

Platinum Underwriters
 Holdings Ltd.                          1.7%

United Stationers, Inc.                 1.6%

Universal Corp.                         1.6%

PNM Resources, Inc.                     1.4%

PolyMedica Corp.                        1.4%

Simpson Manufacturing, Inc.             1.4%

St. Mary Land & Exploration Co.         1.4%

NBTY, Inc.                              1.3%

             TOP 10 INDUSTRIES*
             (% of Net Assets)

Reinsurance                             5.6%

Specialty Stores                        4.3%

Communications Equipment                4.0%

Regional Banks                          4.0%

Real Estate Investment Trusts           3.7%

Health Care Supplies                    3.1%

Oil & Gas Exploration & Production      3.0%

Gas Utilities                           2.7%

Apparel Retail                          2.5%

Industrial Machinery                    2.5%

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-22.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               COMMON STOCKS (97.2%)

               AEROSPACE & DEFENSE (1.3%)
    36,600     Curtiss-Wright Corp. "B"                       $ 1,645
    10,400     Engineered Support Systems, Inc.                   519
                                                              -------
                                                                2,164
                                                              -------
               AIR FREIGHT & LOGISTICS (0.2%)
    18,700     Pacer International, Inc.*                         346
                                                              -------
               AIRLINES (0.1%)
    16,200     ExpressJet Holdings, Inc.*                         230
                                                              -------
               ALTERNATIVE CARRIERS (0.3%)
    45,700     PTEK Holdings, Inc.*                               443
                                                              -------
               APPAREL, ACCESSORIES, & LUXURY GOODS (1.0%)
    12,500     Carter's, Inc.*                                    350
    43,700     DHB Industries, Inc.*                              288
    36,100     Gildan Activewear, Inc. (Canada)*                1,077
                                                              -------
                                                                1,715
                                                              -------
               APPAREL RETAIL (2.5%)
    18,100     Aeropostale, Inc.*                                 540
    16,100     Hot Topic, Inc.*                                   491
    18,500     Men's Wearhouse, Inc.*                             431
    28,900     Pacific Sunwear of California, Inc.*               663
    66,400     Shoe Carnival, Inc.*                             1,078
    31,800     Stage Stores, Inc.*                              1,036
                                                              -------
                                                                4,239
                                                              -------
               APPLICATION SOFTWARE (1.0%)
    21,500     Ansys, Inc.*                                       816
    22,600     Captiva Software Corp.*                            271
    36,000     Epicor Software Corp.*                             571
                                                              -------
                                                                1,658
                                                              -------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    51,400     American Capital Strategies Ltd.                 1,646
                                                              -------
               AUTO PARTS & EQUIPMENT (0.2%)
    11,800     Modine Manufacturing Co.                           316
                                                              -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               BIOTECHNOLOGY (1.1%)
    21,000     Angiotech Pharmaceuticals, Inc. (Canada)*      $   551
    19,700     Gen-Probe, Inc.*                                   743
    23,400     Harvard Bioscience, Inc.*                          211
     4,000     Martek Biosciences Corp.*                          259
     8,800     Telik, Inc.*                                       211
                                                              -------
                                                                1,975
                                                              -------
               BUILDING PRODUCTS (2.4%)
    49,900     Quixote Corp.                                    1,162
    47,000     Simpson Manufacturing, Inc.*                     2,324
    16,300     Trex Co., Inc.*(a)                                 632
                                                              -------
                                                                4,118
                                                              -------
               CASINOS & GAMING (0.8%)
    10,600     Multimedia Games, Inc.*                            453
     7,800     Penn National Gaming, Inc.*                        194
    44,400     Scientific Games Corp. "A"*                        665
                                                              -------
                                                                1,312
                                                              -------
               CATALOG RETAIL (0.5%)
    62,600     J. Jill Group, Inc.*                               801
                                                              -------
               COMMUNICATIONS EQUIPMENT (4.0%)
    51,700     Aspect Communications Corp.*                       902
    33,500     Black Box Corp.                                  1,743
   172,700     Cable Design Technologies Corp.*                 1,729
    12,800     Comtech Telecommunications Corp.*                  410
    21,300     Netopia, Inc.*                                     293
    22,200     Plantronics, Inc.*                                 889
    16,800     Polycom, Inc.*                                     398
    19,900     SeaChange International, Inc.*                     402
    11,000     Sonus Networks, Inc.*                               93
                                                              -------
                                                                6,859
                                                              -------
               COMPUTER HARDWARE (1.2%)
    87,800     Intergraph Corp.*                                2,129
                                                              -------
               COMPUTER STORAGE & PERIPHERALS (1.3%)
    30,600     Advanced Digital Information Corp.*                546
     8,200     Applied Films Corp.*                               279
    16,700     Avid Technology, Inc.*                             790
    21,400     Electronics for Imaging, Inc.*                     573
                                                              -------
                                                                2,188
                                                              -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING (0.9%)
     9,500     Dycom Industries, Inc.*                        $   246
    14,500     Emcor Group, Inc.*                                 592
    36,100     Granite Construction, Inc.                         769
                                                              -------
                                                                1,607
                                                              -------
               CONSTRUCTION & FARM MACHINERY &
                 HEAVY TRUCKS (0.3%)
    10,000     Joy Global, Inc.                                   263
     4,700     Toro Co.                                           224
                                                              -------
                                                                  487
                                                              -------
               CONSTRUCTION MATERIALS (0.9%)
     2,500     Centex Construction Products, Inc.                 139
    33,250     Florida Rock Industries, Inc.                    1,375
                                                              -------
                                                                1,514
                                                              -------
               CONSUMER FINANCE (0.4%)
    16,500     CompuCredit Corp.*                                 381
    10,600     First Cash Financial Services, Inc.*               308
                                                              -------
                                                                  689
                                                              -------
               DATA PROCESSING & OUTSOURCED
                 SERVICES (0.2%)
     8,000     StarTek, Inc.                                      319
                                                              -------
               DEPARTMENT STORES (0.2%)
     6,000     Neiman Marcus Group, Inc. "A"                      331
                                                              -------
               DISTILLERS & VINTNERS (0.6%)
    28,300     Robert Mondavi Corp. "A"*                        1,024
                                                              -------
               DIVERSIFIED COMMERCIAL SERVICES (1.1%)
     5,900     ITT Educational Services, Inc.*                    327
     5,700     Memberworks, Inc.*(a)                              209
    17,300     Rollins, Inc.                                      438
    21,400     Tetra Tech, Inc.*                                  469
     6,800     University of Phoenix Online*                      531
                                                              -------
                                                                1,974
                                                              -------
               DIVERSIFIED METALS & MINING (0.2%)
     7,100     Southern Peru Copper Corp.                         312
                                                              -------
               ELECTRIC UTILITIES (2.2%)
    46,300     Black Hills Corp.                                1,380
    79,200     PNM Resources, Inc.                              2,384
                                                              -------
                                                                3,764
                                                              -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
    63,582     Deswell Industries, Inc. (Virgin Islands)      $ 1,729
     5,900     Genlyte Group, Inc.*                               325
                                                              -------
                                                                2,054
                                                              -------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
     4,100     Amphenol Corp. "A"*                                271
    11,700     Daktronics, Inc.*                                  267
    11,600     Rofin-Sinar Technologies, Inc.*                    386
    33,600     Technitrol, Inc.*                                  632
                                                              -------
                                                                1,556
                                                              -------
               ELECTRONIC MANUFACTURING SERVICES (1.0%)
    20,400     Benchmark Electronics, Inc.*                       717
    17,600     Trimble Navigation Ltd.*                           654
    21,200     TTM Technologies, Inc.*                            371
                                                              -------
                                                                1,742
                                                              -------
               EMPLOYMENT SERVICES (0.5%)
    34,300     Administaff, Inc.*                                 579
    10,400     Gevity HR, Inc.                                    235
                                                              -------
                                                                  814
                                                              -------
               FOOD DISTRIBUTORS (0.2%)
     9,100     United Natural Foods, Inc.*                        362
                                                              -------
               FOOD RETAIL (0.9%)
    94,400     Casey's General Stores, Inc.                     1,572
                                                              -------
               FOOTWEAR (0.7%)
    17,500     K-Swiss, Inc. "A"                                  466
    10,100     Timberland Co. "A"*                                503
    14,400     Wolverine World Wide, Inc.                         300
                                                              -------
                                                                1,269
                                                              -------
               GAS UTILITIES (2.7%)
    43,300     Atmos Energy Corp.                               1,109
    31,000     New Jersey Resources Corp.                       1,196
    14,800     Peoples Energy Corp.                               628
    12,300     UGI Corp.                                          397
    48,600     WGL Holdings, Inc.                               1,358
                                                              -------
                                                                4,688
                                                              -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               GENERAL MERCHANDISE STORES (0.1%)
     6,500     Tuesday Morning Corp.*                         $   205
                                                              -------
               GOLD (0.7%)
    96,700     Meridian Gold, Inc. (Canada)*                    1,257
                                                              -------
               HEALTH CARE DISTRIBUTORS (0.1%)
     6,800     Owens & Minor, Inc.                                156
                                                              -------
               HEALTH CARE EQUIPMENT (1.4%)
    25,300     ALARIS Medical Systems, Inc.*                      506
    19,600     CYTYC Corp.*                                       318
     8,400     Mine Safety Appliances Co.                         239
    23,800     Quidel Corp.*                                      292
    17,700     Respironics, Inc.*                                 872
    10,800     VISX, Inc.*                                        216
                                                              -------
                                                                2,443
                                                              -------
               HEALTH CARE FACILITIES (1.4%)
    21,200     Amsurg Corp. "A"*                                  798
    12,900     LCA-Vision, Inc.*                                  315
    58,600     Select Medical Corp.                             1,014
    11,900     VCA Antech, Inc.*                                  339
                                                              -------
                                                                2,466
                                                              -------
               HEALTH CARE SERVICES (2.3%)
     9,200     Apria Healthcare Group, Inc.*                      280
    20,300     CorVel Corp.*                                      775
    78,100     Covance, Inc.*                                   2,236
    10,200     Pediatrix Medical Group, Inc.*                     600
                                                              -------
                                                                3,891
                                                              -------
               HEALTH CARE SUPPLIES (3.1%)
    20,100     Cooper Companies, Inc.                             973
    15,700     Dade Behring Holdings, Inc.*                       608
    11,700     DJ Orthopedics, Inc.*                              255
    17,500     Merit Medical Systems, Inc.*                       385
    11,400     Ocular Sciences, Inc.*                             349
    88,700     PolyMedica Corp.                                 2,351
    13,400     Sybron Dental Specialties, Inc.*                   376
                                                              -------
                                                                5,297
                                                              -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               HOMEBUILDING (1.9%)
    23,700     Meritage Corp.*(a)                             $ 1,538
    82,600     WCI Communities, Inc.*                           1,805
                                                              -------
                                                                3,343
                                                              -------
               HOTELS, RESORTS, & CRUISE LINES (0.4%)
   121,400     Interstate Hotels & Resorts, Inc.*                 698
                                                              -------
               HOUSEHOLD PRODUCTS (0.3%)
    22,300     Rayovac Corp.*                                     535
                                                              -------
               HOUSEWARES & SPECIALTIES (0.7%)
    44,900     Yankee Candle Co., Inc.*                         1,178
                                                              -------
               INDUSTRIAL CONGLOMERATES (0.5%)
    13,600     Carlisle Companies, Inc.                           791
                                                              -------
               INDUSTRIAL MACHINERY (2.5%)
    57,800     Albany International Corp. "A"                   1,864
    84,300     Kadant, Inc.*                                    1,851
     5,200     Middleby Corp.                                     214
     8,900     Nordson Corp.                                      322
                                                              -------
                                                                4,251
                                                              -------
               INTERNET SOFTWARE & SERVICES (0.8%)
    25,300     Corillian Corp.*                                   191
    28,600     Digitas, Inc.*                                     323
    53,700     Earthlink, Inc.*                                   506
    17,500     United Online, Inc.*                               326
                                                              -------
                                                                1,346
                                                              -------
               INVESTMENT BANKING & BROKERAGE (0.5%)
    49,300     Investment Technology Group, Inc.*                 801
                                                              -------
               IT CONSULTING & OTHER SERVICES (0.9%)
    39,000     Maximus, Inc.*                                   1,502
                                                              -------
               LEISURE PRODUCTS (0.5%)
    10,900     Marvel Enterprises, Inc.*                          351
    17,600     SCP Pool Corp.*                                    564
                                                              -------
                                                                  915
                                                              -------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (2.2%)
    54,300     Delphi Financial Group, Inc. "A"               $ 2,055
   168,400     Universal American Financial Corp.*              1,749
                                                              -------
                                                                3,804
                                                              -------
               MANAGED HEALTH CARE (1.3%)
    10,800     America Service Group, Inc.*                       303
    45,400     AMERIGROUP Corp.*                                1,852
                                                              -------
                                                                2,155
                                                              -------
               METAL & GLASS CONTAINERS (0.8%)
    34,200     AptarGroup, Inc.                                 1,370
                                                              -------
               MOVIES & ENTERTAINMENT (0.2%)
    13,800     4 Kids Entertainment, Inc.*                        394
                                                              -------
               MULTI-LINE INSURANCE (0.2%)
     8,700     HCC Insurance Holdings, Inc.                       268
                                                              -------
               OFFICE SERVICES & SUPPLIES (1.6%)
    70,400     United Stationers, Inc.*                         2,793
                                                              -------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
    22,700     CARBO Ceramics, Inc.                             1,225
    16,800     Matrix Service Co.*                                205
                                                              -------
                                                                1,430
                                                              -------
               OIL & GAS EXPLORATION & PRODUCTION (3.0%)
    13,500     Forest Oil Corp.*(a)                               336
     5,100     Newfield Exploration Co.*                          241
    18,600     Patina Oil & Gas Corp.                             816
    86,600     St. Mary Land & Exploration Co.                  2,485
    44,000     Westport Resources Corp.*                        1,284
                                                              -------
                                                                5,162
                                                              -------
               OIL & GAS REFINING & MARKETING &
                  TRANSPORTATION (0.4%)
    65,200     OMI Corp.*                                         647
                                                              -------
               PACKAGED FOODS & MEAT (0.4%)
    24,300     Riviana Foods, Inc.                                622
                                                              -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               PERSONAL PRODUCTS (1.3%)
    70,100     NBTY, Inc.*                                    $ 2,298
                                                              -------
               PHARMACEUTICALS (0.7%)
     9,800     Bradley Pharmaceuticals, Inc.*(a)                  213
    12,200     Kos Pharmaceuticals, Inc.*(a)                      622
     4,800     Pharmaceutical Resources, Inc.*                    298
                                                              -------
                                                                1,133
                                                              -------
               PRECIOUS METALS & MINERALS (0.4%)
    17,300     Aber Diamond Corp. (Canada)*                       606
                                                              -------
               PROPERTY & CASUALTY INSURANCE (0.7%)
    28,700     RLI Corp.                                        1,166
                                                              -------
               PUBLISHING (0.2%)
     7,500     Courier Corp.                                      318
                                                              -------
               RAILROADS (1.2%)
    65,200     Genesee & Wyoming, Inc. "A"*                     2,148
                                                              -------
               REAL ESTATE INVESTMENT TRUSTS (3.7%)
    23,900     Arden Realty Group, Inc.                           741
    18,400     Chelsea Property Group, Inc.                     1,022
    44,200     Getty Realty Corp.                               1,179
    52,100     Maguire Properties, Inc.                         1,266
    25,500     PS Business Parks, Inc.                          1,104
    38,300     RAIT Investment Trust                            1,008
                                                              -------
                                                                6,320
                                                              -------
               REGIONAL BANKS (4.0%)
    14,300     Bank of the Ozarks, Inc.                           324
     7,600     Cullen/Frost Bankers, Inc.                         307
    12,800     East West Bancorp, Inc.                            669
     4,300     First Financial Bankshares, Inc.                   172
    64,900     Firstmerit Corp.                                 1,685
     7,900     Mercantile Bank Corp.                              280
    14,100     Pacific Capital Bancorp                            514
    59,500     Sky Financial Group, Inc.                        1,617
    32,100     Texas Regional Bancshares, Inc. "A"              1,234
                                                              -------
                                                                6,802
                                                              -------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               REINSURANCE (5.6%)
    53,000     IPC Holdings Ltd. (Bermuda)                    $ 2,184
    90,900     Platinum Underwriters Holdings Ltd. (Bermuda)    2,961
    85,800     Reinsurance Group of America, Inc.               3,398
    47,900     Scottish Annuity & Life Holdings
                 Ltd. (Cayman Islands)                          1,039
                                                              -------
                                                                9,582
                                                              -------
               RESTAURANTS (2.4%)
     9,700     CBRL Group, Inc.                                   364
    42,200     CEC Entertainment, Inc.*                         2,012
    12,800     Rare Hospitality International, Inc.*              331
    42,700     Sonic Corp.*                                     1,402
                                                              -------
                                                                4,109
                                                              -------
               SEMICONDUCTOR EQUIPMENT (0.7%)
    12,600     ADE Corp.*                                         246
    46,000     ASE Test Ltd. (Singapore)*                         619
    27,500     Kulicke & Soffa Industries, Inc.*                  402
                                                              -------
                                                                1,267
                                                              -------
               SEMICONDUCTORS (2.0%)
     5,200     AMIS Holdings, Inc.*                               101
   103,700     Conexant Systems, Inc.*(a)                         692
     6,000     Diodes, Inc.*                                      131
    72,200     ESS Technology, Inc.*                            1,195
    28,700     Globespan Virata, Inc.*                            228
    14,200     IXYS Corp.*                                        138
    76,400     Pericom Semiconductor Corp.*                       936
                                                              -------
                                                                3,421
                                                              -------
               SPECIALIZED FINANCE (0.7%)
    35,200     Financial Federal Corp.*                         1,196
                                                              -------
               SPECIALTY CHEMICALS (1.0%)
    82,800     Sensient Technologies Corp.                      1,692
                                                              -------
               SPECIALTY STORES (4.3%)
     7,400     Big 5 Sporting Goods Corp.*                        182
     8,200     Guitar Center, Inc.*                               282
    68,800     Hibbett Sporting Goods, Inc.*                    2,140
    90,500     O'Reilly Automotive, Inc.*                       3,481
    13,100     Regis Corp.                                        566
    31,600     Select Comfort Corp.*                              735
                                                              -------
                                                                7,386
                                                              -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                               MARKET
    NUMBER                                                      VALUE
 OF SHARES     SECURITY                                         (000)
---------------------------------------------------------------------
               SYSTEMS SOFTWARE (0.3%)
    19,300     Macrovision Corp.*                             $   467
                                                              -------
               TECHNOLOGY DISTRIBUTORS (0.3%)
    16,900     Global Imaging Systems, Inc.*                      535
                                                              -------
               THRIFTS & MORTGAGE FINANCE (0.4%)
     5,700     R&G Financial Corp. "B"                            167
    29,700     W Holding Co., Inc.                                584
                                                              -------
                                                                  751
                                                              -------
               TOBACCO (1.6%)
    56,200     Universal Corp.                                  2,747
                                                              -------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
    10,900     MSC Industrial Direct Co., Inc. "A"                308
                                                              -------
               TRUCKING (1.8%)
    14,200     Landstar System, Inc.*                             514
    47,300     USF Corp.                                        1,619
    54,900     Werner Enterprises, Inc.                         1,004
                                                              -------
                                                                3,137
                                                              -------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     8,400     NII Holdings, Inc.*                                800
    30,200     Telesystem International Wireless,
                 Inc. (Canada)*                                   390
                                                              -------
                                                                1,190
                                                              -------
               Total common stocks (cost: $160,381)           166,516
                                                              -------
               MONEY MARKET INSTRUMENTS (5.3%)

               MONEY MARKET FUNDS (3.9%)
   368,667     AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 0.99%(c,d)                            369
   940,203     Merrill Lynch Premier Institutional
                 Fund, 1.03%(c,d)                                 940
 3,808,109     SSgA Money Market Fund, 0.72%(c)                 3,808
 1,546,406     SSgA Prime Money Market Fund, 0.91%(c)           1,546
                                                              -------
                                                                6,663
                                                              -------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                MARKET
    NUMBER                                                       VALUE
 OF SHARES     SECURITY                                          (000)
----------------------------------------------------------------------
               REPURCHASE AGREEMENT (1.4%)
    $2,500     CS First Boston LLC, 1.01%, acquired on
                 1/30/2004 and due 2/2/2004, at $2,500
                 (collateralized by $4,875 of U.S. Treasury
                 STRIPS, 4.96%(e), due 2/15/2017; market
                 value of $2,550)(b,d)                        $  2,500
                                                              --------
               Total money market instruments (cost: $9,163)     9,163
                                                              --------

               TOTAL INVESTMENTS (COST: $169,544)             $175,679
                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 7.2% of net assets at January 31, 2004.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2004.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

         (d) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

           * Non-income-producing security for the 12 months preceding January 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $3,667) (identified cost of $169,544)                 $175,679
  Cash                                                                     194
  Receivables:
     Capital shares sold                                                   372
     USAA Investment Management Company                                     26
     Dividends and interest                                                 76
     Securities sold                                                     1,028
     Other                                                                   2
                                                                      --------
        Total assets                                                   177,377
                                                                      --------

LIABILITIES
  Payables:
     Upon return of securities loaned                                    3,810
     Securities purchased                                                1,741
     Capital shares redeemed                                               276
  Accrued management fees                                                  100
  Accrued transfer agent's fees                                              3
  Other accrued expenses and payables                                       51
                                                                      --------
        Total liabilities                                                5,981
                                                                      --------
           Net assets applicable to capital shares outstanding        $171,396
                                                                      ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $161,758
  Accumulated undistributed net investment loss                           (391)
  Accumulated net realized gain on investments                           3,894
  Net unrealized appreciation of investments                             6,135
                                                                      ========
           Net assets applicable to capital shares outstanding        $171,396
                                                                      ========
  Capital shares outstanding                                            14,267
                                                                      ========
  Authorized shares of $.01 par value                                  100,000
                                                                      ========
  Net asset value, redemption price, and offering price per share     $  12.01
                                                                      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)           $   588
   Interest                                                       23
   Securities lending                                              6
                                                             -------
       Total income                                              617
                                                             -------
EXPENSES
   Management fees                                               541
   Administrative and servicing fees                             110
   Transfer agent's fees                                         277
   Custodian's fees                                               35
   Postage                                                        24
   Shareholder reporting fees                                     25
   Directors' fees                                                 2
   Registration fees                                              20
   Professional fees                                              19
   Other                                                           2
                                                             -------
       Total expenses                                          1,055
   Expenses reimbursed                                           (31)
   Expenses paid indirectly                                      (16)
                                                             -------
       Net expenses                                            1,008
                                                             -------
NET INVESTMENT LOSS                                             (391)
                                                             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                           27,919
   Change in net unrealized appreciation/depreciation         (6,515)
                                                             -------
       Net realized and unrealized gain                       21,404
                                                             -------
Increase in net assets resulting from operations             $21,013
                                                             =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003


                                                         1/31/2004        7/31/2003
                                                         --------------------------
FROM OPERATIONS
   Net investment loss                                   $    (391)       $    (886)
   Net realized gain (loss) on investments                  27,919           (3,796)
   Change in net unrealized appreciation/depreciation
      of investments                                        (6,515)          13,960
                                                         --------------------------
      Increase in net assets resulting
         from operations                                    21,013            9,278
                                                         --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                41,784           33,975
   Cost of shares redeemed                                 (16,881)         (20,663)
                                                         --------------------------
      Increase in net assets from
         capital share transactions                         24,903           13,312
                                                         --------------------------
Net increase in net assets                                  45,916           22,590

NET ASSETS
   Beginning of period                                     125,480          102,890
                                                         --------------------------
   End of period                                         $ 171,396        $ 125,480
                                                         ==========================
Accumulated undistributed net investment loss:
   End of period                                         $    (391)       $       -
                                                         ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               3,673            3,585
   Shares redeemed                                          (1,498)          (2,196)
                                                         --------------------------
      Increase in shares outstanding                         2,175            1,389
                                                         ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                    valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $16,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $23,856,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $230,974,000 and $204,975,000, respectively.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $9,664,000 and $3,529,000, respectively, resulting in net unrealized appreciation of $6,135,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2004, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

         term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $3,667,000 and received cash collateral of $3,810,000 for the loans. Of this amount, $3,809,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                    AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                      +/- 0.04%
+/- 4.01% to 7.00%                      +/- 0.05%
+/- 7.01% and greater                   +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $541,000, which is net of a performance adjustment of $(7,000).

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch and Wellington Management a subadvisory fee. Prior to December 1, 2003, Eagle Asset Management, Inc. was the Fund's subadviser.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $110,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.40% of the Fund's average net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2004, the Fund incurred reimbursable expenses of $31,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $277,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED                                            PERIOD ENDED
                                       JANUARY 31,              YEAR ENDED JULY 31,             JULY 31,
                                      --------------------------------------------------------------------
                                          2004             2003           2002          2001         2000*
                                      --------------------------------------------------------------------
Net asset value at
   beginning of period                $  10.38         $   9.61       $  10.34       $ 13.17      $  10.00
                                      --------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                    (.03)(a)         (.08)(a)       (.06)(a)      (.11)(a)      (.10)(a)
   Net realized and
      unrealized gain (loss)              1.66(a)           .85(a)        (.67)(a)     (2.72)(a)      3.27(a)
                                      --------------------------------------------------------------------
Total from investment operations          1.63(a)           .77(a)        (.73)(a)     (2.83)(a)      3.17(a)
                                      --------------------------------------------------------------------
Net asset value at end of period      $  12.01         $  10.38       $   9.61       $ 10.34      $  13.17
                                      ====================================================================
Total return (%)                         15.70             8.01          (7.06)       (21.49)        31.70
Net assets at end of period (000)     $171,396         $125,480       $102,890       $89,120      $100,980
Ratio of expenses to
   average net assets (%)**               1.40(b,c,d)      1.40(c,d)      1.40(c,d)     1.46(c)       1.43
Ratio of expenses to
   average net assets,
   excluding reimbursements (%)**         1.44(b,c)        1.69(c)        1.71(c)        N/A           N/A
Ratio of net investment
   loss to average net assets (%)**       (.53)(b)         (.85)          (.57)        (1.00)         (.77)
Portfolio turnover (%)                  147.56           170.37         200.14        145.32         36.73

  * Fund commenced operations on August 2, 1999.
 ** For the six-month period ended January 31, 2004, average net assets were $145,842,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2004, average shares were 13,014,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                          (.02)%              -              -             -           N/A
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.40% of the Fund's average net assets.

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                 USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40053-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.